Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.650% Notes due 2031
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.99094
Maximum Aggregate Offering Price	$ 297,282,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,054.64
Offering Note	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act").